Related party transactions - Summary of transactions with other related parties (Details) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 GBP (£) shares	Jun. 30, 2022 GBP (£) shares	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 GBP (£)
Related party transactions
Loan from related party			£ 2,208,000	£ 2,945,000		£ 5,600,000
Amount due to related party						6,309,000
Repayments of related party loan				737,000
Expense from share-based payment transactions				£ 111,996,000
Number of warrants issued but not exercised | shares	21,265,146	19,265,136		21,265,146	21,265,146
Imagination Industries Ltd
Related party transactions
Loan from related party				£ 2,945,000		£ 5,600,000
Interest rate	30.00%			30.00%		30.00%
Interest charge				£ 483,000		£ 709,000
Management fees to related party		£ 0	127,000
Amount due to related party	£ 0	£ 0	£ 2,945,000	0		6,000
Repayments of related party loan				737,000		0
Imagination Industries Incubator Ltd
Related party transactions
Management fees to related party				108,000		144,000
Amount due to related party	£ 0			0		£ 72,000
Vertical Advanced Engineering Ltd
Related party transactions
Services charged to related parties				65,000
Marcus Waley Cohen
Related party transactions
Expense from share-based payment transactions				£ 1,572,000
Number of warrants issued but not exercised | shares				2,000,000	2,000,000
Stephen Fitzpatrick
Related party transactions
Loan from related party				£ 3,779,000	$ 5
Conversion to equity				£ 9,000,000
Number of shares issued in exchange of PIPE financing | shares				500,000	500,000